Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Non-Financial Assets and Liabilities [Abstract]
Schedule of Cash and Cash Equivalents	(a) Cash and cash equivalents
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Current assets
Cash at bank and on hand	4,138,074	29,116,835	18,575,040
	4,138,074	29,116,835	18,575,040

Schedule of Consolidated Statement of Cash Flows

The above figures reconcile to the amount of cash shown in the consolidated statement of cash flows at the end of the financial year and period, respectively, as follows:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Balances as above
Balances per statement of cash flows	4,138,074	29,116,835	18,575,040
	4,138,074	29,116,835	18,575,040

Schedule of Trade and Other Receivables

(b) Trade and other receivables

	30-Jun-26			30-Jun-25			30-Jun-24
		Non-			Non-			Non-
	Current	current	Total	Current	current	Total	Current	current	Total
	$	$	$	$	$	$	$	$	$
Trade receivables	1,227,040	-	1,227,040		-	-	-	-	-
Accrued receivables (i)	15,877,895	-	15,877,895	10,171,532	-	10,171,532	802,988	-	802,988
Other receivables	342,493	-	342,493	228,528	-	228,528	184,425	-	184,425
	17,447,428	-	17,447,428	10,400,060	-	10,400,060	987,413	-	987,413

(i) Accrued receivables

Accrued receivables comprise $15,877,895 from the Australian Taxation Office in relation to the R&D tax incentive (30 June 2025: $10,171,532).

Schedule of Trade and Other Payables

(c) Trade and other payables

		30-Jun-25			30-Jun-25			30-Jun-24
			Non-			Non-			Non-
		Current	current	Total	Current	current	Total	Current	current	Total
	Notes	$	$	$	$	$	$	$	$	$
Trade payables		5,466,476	-	5,466,476	6,347,397	-	6,347,397	6,434,524	-	6,434,524
Amounts due to employees	15(b)	-	-	-	-	-	-	490,335	-	490,335
Accrued expenses		4,836,856	-	4,836,856	2,750,662	-	2,750,662	1,680,442	-	1,680,442
Other payables		228,468	-	228,468	242,934		242,934	248,302	-	248,302
R&D advance		-	-	-	-	-	-	2,003,190	-	-
		10,531,800	-	10,531,800	9,340,993	-	9,340,993	10,856,793	-	8,853,603

Schedule of Other Financial Liabilities

(d) Other financial liabilities

	30 June 2026			30 June 2025
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Diaprost contingent consideration	1,979,902	6,916,482	8,896,384	1,328,087	8,841,829	10,169,916
NanoMab contingent consideration(1)	4,502,764	1,050,443	5,553,207	1,832,833	4,899,858	6,732,691
NeoIndicate contingent consideration(2)	-	-	-	-	1,870,454	1,870,454
Pivalate contingent consideration	378,184	1,646,950	2,025,134	225,245	1,933,981	2,159,226
Pharma15 deferred consideration(3)	-	-	-	-	-	-
Pharma15 contingent consideration	-	-	-	-	1,134,164	1,134,164
TRIMT contingent consideration	-	7,758,256	7,758,256	-	8,423,667	8,423,667
UCLA contingent consideration	-	-	-	-	-	-
MD Anderson contingent consideration	-	1,540,798	1,540,798	35,172	1,573,034	1,608,206
Advanced payment liability	-	-	-	-	-	-
	6,860,850	18,912,929	25,773,779	3,421,337	28,676,987	32,098,324

(1)	Payment to be made in the form of ordinary shares in the company, based on the price of the 7-day volume weighted average price (VWAP) prior to the announcement of the milestone on the ASX.
(2)	The NeoIndicate asset was handed back to the university during the financial year, resulting in the unwinding of contingent consideration for its milestone payments.
(3)	The Pharma15 asset was fully impaired during the year and as a result the likelihood of milestones being met for the progression of the asset has been also reduced to nil.

Schedule of Financial Liabilities with Significant Estimation Uncertainty

(e) Financial liabilities with significant estimation uncertainty

Total
At 30 June 2026	$
Financial Liabilities
NanoMab contingent consideration	5,553,207
Diaprost contingent consideration	8,896,384
TRIMT contingent consideration	7,758,256
Pivalate contingent consideration	2,025,134
NeoIndicate contingent consideration	-
Pharma15 contingent consideration	-
MD Anderson contingent consideration	1,540,798
Advance payment liability	-
Total financial liabilities	25,773,779

Total
At 30 June 2025	$
Financial Liabilities
NanoMab contingent consideration	6,732,691
Diaprost contingent consideration	10,169,916
TRIMT contingent consideration	8,423,667
Pivalate contingent consideration	2,159,226
NeoIndicate contingent consideration	1,870,454
Pharma15 contingent consideration	1,134,164
Pharma15 deferred consideration	-
MD Anderson contingent consideration	1,608,206
Total financial liabilities	32,098,324